Significant Accounting Policies (Schedule of Share-Based Payment Awards, Stock Options, Valuation Assumptions) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Abstract]
Dividend yield	5.20%	2.50%	2.50%	5.50%
Expected life of option	5 years	5 years	5 years	5 years
Risk free interest rate	1.72%	1.81%	1.81%	0.72%
Expected stock price volatility	29.00%	41.00%	41.00%	53.00%